LONG-TERM INVESTMENTS IN EQUITY INVESTEES (Details) ¥ in Thousands, $ in Billions			1 Months Ended	12 Months Ended
	Jul. 23, 2025 CNY (¥)	Mar. 26, 2025 CNY (¥)	Jul. 31, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Mar. 26, 2026 CNY (¥)	Dec. 31, 2025 USD ($)
LONG-TERM INVESTMENTS IN EQUITY INVESTEES
Gain on deconsolidation of subsidiaries				¥ 2,364,104
Share of results of equity method investees				(715,928)	¥ 347	¥ (110)
Other comprehensive income from share of results of equity method investees				64,642
Share of results of equity method investees				866,274
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Data center project company in Kunshan
LONG-TERM INVESTMENTS IN EQUITY INVESTEES
Percentage of equity interest sold	100.00%
Proceeds from divestiture of interest in consolidated subsidiaries				2,252,324
Gain on deconsolidation of subsidiaries				1,256,926
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Data center project company Beijing
LONG-TERM INVESTMENTS IN EQUITY INVESTEES
Percentage of equity interest sold		100.00%
Gain on deconsolidation of subsidiaries				1,107,178
Disposal group, including discontinued operation, consideration		¥ 1,834,615
Consideration receivable after offsetting, fair value		¥ 1,190,782		363,798
Equity consideration received				¥ 897,050
DayOne
LONG-TERM INVESTMENTS IN EQUITY INVESTEES
Percentage of equity interest				30.10%	35.60%			30.10%
Long-term investments in equity investees				¥ 9,164,612	¥ 7,537,604
Gain of shares in equity method investees				1,681,006
Equity method investment share proceeds received | $								$ 1.3
Loss in other comprehensive income				21,175
Fair value of long term investments					¥ 7,537,604
Loss from equity method investment				32,823
Share of results of equity method investees				963,796
Other comprehensive income from share of results of equity method investees				64,699
Income tax of foreign currency translation adjustments				0
Share of results of equity method investees				866,274
DayOne | Series C Convertible Preferred Shares
LONG-TERM INVESTMENTS IN EQUITY INVESTEES
Equity method investment expected share financing | $								$ 2.0
C-REIT
LONG-TERM INVESTMENTS IN EQUITY INVESTEES
Percentage of equity interest			20.00%
Long-term investments in equity investees				484,591
Consideration for acquisition of shares			¥ 480,000
Fair value of long term investments	¥ 480,000
ABS
LONG-TERM INVESTMENTS IN EQUITY INVESTEES
Percentage of equity interest		30.00%
Long-term investments in equity investees				393,648			¥ 401,124
Total subscription price		¥ 482,760
ABS | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Data center project company Beijing
LONG-TERM INVESTMENTS IN EQUITY INVESTEES
Payment of subscription price				¥ 313,794